United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2013

Date of Reporting Period: Quarter ended 05/31/2013

Item 1. Schedule of Investments

Federated Intermediate Government/Corporate Fund
Portfolio of Investments
May 31, 2013 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—37.6%
		Basic Industry - Chemicals—0.8%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,320,020
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	275,059
20,000		Praxair, Inc., 4.625%, 3/30/2015	21,447
50,000		RPM International, Inc., 6.50%, 2/15/2018	58,387
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	117,824
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	40,442
		TOTAL	1,833,179
		Basic Industry - Metals & Mining—3.4%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,029,718
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	798,212
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	151,543
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	202,417
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	703,766
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	62,422
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	59,263
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	53,091
500,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	479,188
750,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	741,970
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,561,041
1,175,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,174,377
1,000,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	946,411
		TOTAL	7,963,419
		Basic Industry - Paper—0.6%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,500,773
		Capital Goods - Aerospace & Defense—0.4%
550,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	638,550
250,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	280,000
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,794
		TOTAL	944,344
		Capital Goods - Building Materials—0.4%
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	733,176
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	232,368
		TOTAL	965,544
		Capital Goods - Construction Machinery—0.0%
25,000		Caterpillar, Inc., 7.00%, 12/15/2013	25,880
		Capital Goods - Diversified Manufacturing—0.2%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	17,689
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,700
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	262,554
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	60,313
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	37,000
		TOTAL	389,256
		Capital Goods - Environmental—0.1%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	57,150

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Environmental—continued
$50,000		Waste Management, Inc., 7.375%, 3/11/2019	$62,061
		TOTAL	119,211
		Capital Goods - Packaging—0.2%
500,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	506,066
		Communications - Media & Cable—0.1%
100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	119,242
45,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	53,205
		TOTAL	172,447
		Communications - Media Noncable—0.6%
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	964,400
290,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	352,464
		TOTAL	1,316,864
		Communications - Telecom Wireless—1.3%
1,000,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	958,258
75,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	80,873
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	874,988
1,075,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,104,900
		TOTAL	3,019,019
		Communications - Telecom Wirelines—1.0%
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	64,800
520,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	602,607
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	117,320
200,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.729%, 4/27/2015	208,244
1,125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	1,346,674
		TOTAL	2,339,645
		Consumer Cyclical - Automotive—2.3%
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	260,928
210,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	212,650
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	149,618
400,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	375,103
1,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,246,837
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	513,886
100,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	105,927
830,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	836,348
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	1,011,368
500,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	514,883
200,000	[1,2]	Volkswagen International Finance NV, Floating Rate Note—Sr. Note, Series 144A, 1.0321%, 3/21/2014	200,904
		TOTAL	5,428,452
		Consumer Cyclical - Entertainment—0.3%
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	153,452
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	253,578
200,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	207,939
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	108,654
		TOTAL	723,623
		Consumer Cyclical - Lodging—0.6%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,236,495
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	77,720
		TOTAL	1,314,215

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Retailers—0.1%
$260,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	$264,241
		Consumer Cyclical - Services—0.2%
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	556,567
		Consumer Non-Cyclical - Food/Beverage—1.5%
1,250,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,236,053
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	318,096
1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	973,866
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	158,275
200,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	206,703
10,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	10,311
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	508,198
		TOTAL	3,411,502
		Consumer Non-Cyclical - Health Care—2.7%
1,375,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,452,415
500,000		Boston Scientific Corp., 6.00%, 1/15/2020	583,909
1,300,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,537,414
980,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	1,241,288
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	140,254
1,100,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	1,280,531
		TOTAL	6,235,811
		Consumer Non-Cyclical - Supermarkets—0.1%
150,000		Kroger Co., 7.50%, 1/15/2014	156,256
100,000		Kroger Co., Note, 6.80%, 12/15/2018	121,823
		TOTAL	278,079
		Consumer Non-Cyclical - Tobacco—0.0%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	20,576
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	59,429
		TOTAL	80,005
		Energy - Independent—0.1%
70,000		Devon Energy Corp., 6.30%, 1/15/2019	83,105
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	158,925
100,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	103,211
		TOTAL	345,241
		Energy - Integrated—1.4%
150,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	158,189
450,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	475,634
1,250,000		Petrobras International Finance Co., Company Guarantee, 3.875%, 1/27/2016	1,310,742
100,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	101,597
1,000,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,063,595
90,000		Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	91,733
		TOTAL	3,201,490
		Energy - Oil Field Services—0.9%
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	293,703
1,000,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,038,188
665,000		Weatherford International Ltd., 6.00%, 3/15/2018	757,820
		TOTAL	2,089,711
		Energy - Refining—0.3%
300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	345,153
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	120,949

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Refining—continued
$200,000		Valero Energy Corp., 9.375%, 3/15/2019	$271,434
		TOTAL	737,536
		Financial Institution - Banking—5.6%
90,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	98,306
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	26,129
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	53,077
500,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	631,128
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	992,891
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,188,109
325,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	345,749
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	57,699
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	109,508
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.75%, 5/19/2015	160,505
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	401,323
100,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	112,719
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	279,332
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,291,771
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	993,902
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,248,480
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	195,988
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,304,956
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	120,588
125,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	119,191
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,106,899
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,299,088
300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	308,195
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	48,010
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	393,550
250,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	266,123
		TOTAL	13,153,216
		Financial Institution - Brokerage—0.9%
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	11,466
725,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	760,851
730,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	786,630
500,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	538,112
		TOTAL	2,097,059
		Financial Institution - Finance Noncaptive—1.5%
143,000		American Express Co., 2.65%, 12/2/2022	137,561
25,000		American Express Co., 4.875%, 7/15/2013	25,130
100,000		American Express Co., Sr. Unsecd. Note, 2.75%, 9/15/2015	104,371
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,243,681
1,000,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,065,304
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	340,171
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	104,798
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	554,148
		TOTAL	3,575,164
		Financial Institution - Insurance - Health—0.0%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	89,554

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - Life—2.5%
$150,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	$152,758
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	606,055
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,127,121
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,334,525
150,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	152,185
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	186,371
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	986,424
210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	212,578
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,167,907
		TOTAL	5,925,924
		Financial Institution - Insurance - P&C—0.7%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	27,342
100,000		Berkshire Hathaway, Inc., Floating Rate Note—Sr. Note, Series FRN, 0.975%, 8/15/2014	100,832
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	438,534
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	59,845
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	33,165
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	819,601
75,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	77,373
60,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	88,953
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	27,956
		TOTAL	1,673,601
		Financial Institution - REITs—1.5%
132,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	131,619
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	267,992
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,164,247
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	162,195
700,000	[1,2]	Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	688,813
115,000		Liberty Property LP, 6.625%, 10/1/2017	134,866
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	109,974
50,000		Simon Property Group LP, 6.75%, 5/15/2014	52,102
650,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	709,126
		TOTAL	3,420,934
		Sovereign—0.2%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	509,267
		Technology—0.9%
500,000		BMC Software, Inc., 7.25%, 6/1/2018	542,390
1,140,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,353,894
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	27,682
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	52,499
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 5.50%, 3/1/2018	56,464
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	155,362
		TOTAL	2,188,291
		Transportation - Railroads—0.0%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	26,674
		Transportation - Services—0.2%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	47,525
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	155,944
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	155,239
		TOTAL	358,708

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—3.1%
$125,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	$148,147
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	22,878
1,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,344,659
1,145,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	1,181,496
1,500,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,548,073
250,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.25%, 3/15/2023	247,302
24,799	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	27,027
610,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	714,257
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	11,763
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	470,084
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,140,408
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	320,301
		TOTAL	7,176,395
		Utility - Natural Gas Distributor—0.6%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	133,084
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,207,985
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	104,065
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	25,957
		TOTAL	1,471,091
		Utility - Natural Gas Pipelines—0.3%
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	633,643
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	45,521
20,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	21,181
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	58,674
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	62,053
		TOTAL	821,072
		TOTAL CORPORATE BONDS (IDENTIFIED COST $86,170,909)	88,249,070
		Asset-Backed Securities—8.6%
4,250,000		Ally Master Owner Trust 2011-1, Class A1, 1.069%, 1/15/2016	4,266,645
1,000,000	[1,2]	BMW Floorplan Master Owner Trust 2012-1, Class A, 0.599%, 9/15/2017	1,003,315
4,000,000	[1,2]	Citibank Omni Master Trust 2009-A14, Class A14, 2.949%, 8/15/2018	4,121,150
4,000,000		GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.688%, 6/20/2017	4,014,661
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class A, 1.343%, 10/25/2016	4,015,246
600,000		SMART ABS Series 2012-4US Trust, Class A4B, 0.899%, 8/14/2018	605,610
1,730,000		Santander Drive Auto Receivables Trust 2013-1, Class B, 1.16%, 1/15/2019	1,725,774
340,000		Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	338,515
75,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	74,180
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $20,228,853)	20,165,096
		Collateralized Mortgage Obligations—5.8%
		Commercial Mortgage—5.6%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,305,140
1,420,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	1,494,119
2,525,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	2,712,750
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	427,160
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	193,053
2,000,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	2,141,672
2,735,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.740%, 5/10/2045	2,999,502
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	470,834

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Commercial Mortgage—continued
$735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.776%, 4/10/2046	$741,666
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	205,005
166,882	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	176,985
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	330,741
		TOTAL	13,198,627
		Government Agency—0.2%
450,236		Federal Home Loan Mortgage Corp. REMIC 3397 FC, 0.799%, 12/15/2037	453,868
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,112,425)	13,652,495
		Commercial Mortgage-Backed Security—0.8%
		Agency Commercial Mortgage-Backed Security—0.8%
1,900,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.812%, 11/25/2045 (IDENTIFIED COST $1,917,709)	1,878,294
		GOVERNMENT AGENCIES—9.3%
		Federal Home Loan Mortgage Corporation—7.7%
10,000,000		Federal Home Loan Mortgage Corp., Unsecd. Deb., 0.500%, 4/17/2015	10,019,754
7,800,000		Federal Home Loan Mortgage Corp., Unsecd. Deb., 1.250%, 5/12/2017	7,913,037
		TOTAL	17,932,791
		Federal National Mortgage Association—1.6%
1,500,000		Federal National Mortgage Association, 1.250%, 9/28/2016	1,528,220
2,200,000		Federal National Mortgage Association, Note, 2.750%, 2/5/2014	2,237,452
		TOTAL	3,765,672
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $21,573,828)	21,698,463
		U.S. Treasury—35.6%
14,397,040		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	14,876,191
5,163,500		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	5,609,289
4,900,000		United States Treasury Note, 0.375%, 3/15/2015	4,907,935
8,300,000		United States Treasury Note, 0.625%, 9/30/2017	8,202,734
5,275,000		United States Treasury Note, 0.750%, 10/31/2017	5,236,365
2,000,000		United States Treasury Note, 0.875%, 7/31/2019	1,945,431
10,000,000		United States Treasury Note, 1.000%, 3/31/2017	10,089,844
16,900,000	[3]	United States Treasury Note, 1.000%, 8/31/2016	17,118,182
15,000,000		United States Treasury Note, 1.750%, 5/31/2016	15,546,227
		TOTAL U.S. TREASURY (IDENTIFIED COST $83,972,923)	83,532,198
		MUTUAL FUNDS—1.9%[4]
191,801		Federated Mortgage Core Portfolio	1,916,096
2,648,942	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09%	2,648,942
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $4,593,197)	4,565,038
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $231,569,844)[6]	233,740,654
		OTHER ASSETS AND LIABILITIES - NET—0.4%[7]	838,634
		TOTAL NET ASSETS—100%	$234,579,288

At May 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[8]United States Treasury Notes, 5-Year Long Futures	205	$25,094,883	September 2013	$(151,008)
[8]United States Long Bond Short Futures	114	$15,963,563	September 2013	$213,810
[8]United States Treasury Bond, Ultra Long Short Futures	97	$14,756,125	September 2013	$246,829
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$309,631
The average notional value of long and short futures contracts held by the Fund throughout the period was $16,477,750 and $27,020,002, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, these restricted securities amounted to $25,919,652, which represented 11.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2013, these liquid restricted securities amounted to $25,919,652, which represented 11.0% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	Affiliated holdings.
5	7-day net yield.
6	At May 31, 2013, the cost of investments for federal tax purposes was $231,569,844. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $2,170,810. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,335,761 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,164,951.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$88,249,070	$—	$88,249,070
Assets-Backed Securities	—	20,165,096	—	20,165,096
Collateralized Mortgage Obligations	—	13,652,495	—	13,652,495
Commercial Mortgage-Backed Security	—	1,878,294	—	1,878,294
Government Agencies	—	21,698,463	—	21,698,463
U.S. Treasury	—	83,532,198	—	83,532,198
Mutual Funds	4,565,038	—	—	4,565,038
TOTAL SECURITIES	$4,565,038	$229,175,616	$—	$233,740,654
OTHER FINANCIAL INSTRUMENTS[2]	$309,631	$—	$—	$309,631
1	Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 19, 2013